REVENUES	12 Months Ended
Dec. 31, 2021
REVENUES
3. REVENUES
Disaggregation of Revenues
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2021	2020	2019
Primary Geographical Regions:
United States	$5,636,929	$4,535,262	$4,184,206
Canada	386,780	301,727	294,040
Latin America and the Caribbean	256,483	217,939	292,116

	$6,280,192	$5,054,928	$4,770,362

Major Product Lines:
HVAC equipment	69%	69%	68%
Other HVAC products	28%	28%	28%
Commercial refrigeration products	3%	3%	4%

	100%	100%	100%